MAY-09-2007 13:45 From: [redacted] To:7202777103 P.2/2

07053301

CERTNAS

1-33451

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

RECD S.E.C.
MAY 0 9 2007
1086

By Facsimile and First Class Mail

May 9, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
MAY 1 0 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on May 8, 2007 The Nasdaq Stock Market (the "Exchange") received from Biodel Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Shares, $0.01 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

END